DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Asset Derivatives - Fair Value	$ 27,294	$ 28,070
Liability Derivatives - Fair Value	74	172
Gain on derivatives	15,212	11,371	$ 39,968
Interest rate swaps
Derivative [Line Items]
Asset Derivatives - Fair Value	27,261	27,930
Liability Derivatives - Fair Value	0	0
Interest income (expense)	15,481	15,710	(466)
Unrealized fair value gain (loss)	(664)	(4,929)	40,614
Foreign currency swaps
Derivative [Line Items]
Asset Derivatives - Fair Value	0	0
Liability Derivatives - Fair Value	74	2
Unrealized fair value gain (loss)	0	0	113
Realized gain (loss)	(188)	124	(194)
Bunker derivatives
Derivative [Line Items]
Asset Derivatives - Fair Value	33	140
Liability Derivatives - Fair Value	0	170
Unrealized fair value gain (loss)	146	893	(1,038)
Realized gain (loss)	167	710	1,518
Forward freight agreements
Derivative [Line Items]
Asset Derivatives - Fair Value	0	0
Liability Derivatives - Fair Value	0	0
Realized gain (loss)	270	(1,137)	(579)
Options	$ 0	$ 0	$ 0